UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1.  Schedule of Investments

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations — 20.99%
Federal Farm Credit Bank
0.160%, due 11/26/14[1]	25,000,000	24,993,778
Federal Home Loan Bank
0.000%, due 10/03/14[1]	88,000,000	87,999,999
0.070%, due 10/10/14[1]	75,000,000	74,998,687
0.010%, due 10/17/14[1]	321,490,000	321,488,571
0.085%, due 12/03/14[1]	25,000,000	24,996,281
0.070%, due 12/05/14[1]	45,000,000	44,994,312
0.095%, due 02/20/15[1]	25,003,000	24,993,631
0.125%, due 06/02/15	50,000,000	49,986,667
Federal Home Loan Mortgage Corp. *
0.170%, due 07/23/15[1]	50,000,000	49,930,347
US Treasury Notes
0.500%, due 10/15/14	150,000,000	150,025,473
2.375%, due 10/31/14	155,000,000	155,292,523
0.250%, due 09/30/15	50,000,000	50,053,824

Total US government and agency obligations (cost — $1,059,754,093)		1,059,754,093

Time deposit — 0.56%
Banking-non-US — 0.56%
Natixis
0.020%, due 10/01/14 (cost — $28,000,000)	28,000,000	28,000,000

Certificates of deposit—21.11%
Banking-non-US — 11.41%
Bank of Nova Scotia
0.263%, due 10/20/14[2]	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.080%, due 10/07/14	40,000,000	40,000,000
0.190%, due 11/04/14	50,000,000	50,000,000
Mizuho Bank Ltd.
0.210%, due 12/19/14	50,000,000	50,000,000
National Australia Bank Ltd.
0.232%, due 10/06/14[2]	40,000,000	40,000,000
Natixis
0.050%, due 10/06/14	70,000,000	70,000,000
0.130%, due 11/03/14	80,000,000	80,000,000
Nordea Bank Finland
0.290%, due 11/20/14	55,000,000	55,000,000
Norinchukin Bank Ltd.
0.140%, due 10/09/14	20,000,000	20,000,000
Rabobank Nederland NV
0.284%, due 10/10/14[2]	36,000,000	36,000,000
Societe Generale
0.274%, due 10/31/14[2]	55,000,000	55,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	30,000,000	30,000,000

		576,000,000

Banking-US — 9.70%
BMO Harris Bank NA
0.190%, due 11/18/14	65,000,000	65,000,000
0.180%, due 12/16/14	50,000,000	50,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
Branch Banking & Trust Co.
0.100%, due 11/03/14	80,000,000	80,000,000
0.150%, due 01/06/15	60,000,000	60,000,000
Citibank N.A.
0.170%, due 10/02/14	70,000,000	70,000,000
0.170%, due 11/03/14	20,000,000	20,000,000
0.170%, due 11/06/14	50,000,000	50,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	50,000,000	50,000,000
Wells Fargo Bank N.A.
0.210%, due 12/08/14	45,000,000	45,000,000

		490,000,000

Total certificates of deposit (cost — $1,066,000,000)		1,066,000,000

Commercial paper[1] — 45.81%
Asset backed-miscellaneous — 22.99%
Albion Capital Corp.
0.180%, due 11/17/14	36,000,000	35,991,540
0.200%, due 11/17/14	20,000,000	19,994,778
Antalis US Funding Corp.
0.090%, due 10/03/14	50,000,000	49,999,750
0.160%, due 10/10/14	50,000,000	49,998,000
Atlantic Asset Securitization LLC
0.130%, due 10/10/14	25,000,000	24,999,188
0.140%, due 10/29/14	36,000,000	35,996,080
Barton Capital LLC
0.130%, due 10/10/14	30,000,000	29,999,025
CAFCO LLC
0.180%, due 12/18/14	40,000,000	39,984,400
Cancara Asset Securitisation LLC
0.135%, due 10/07/14	30,000,000	29,999,325
0.140%, due 10/17/14	45,000,000	44,997,200
Chariot Funding LLC
0.270%, due 03/03/15	25,000,000	24,971,313
Ciesco LLC
0.180%, due 11/17/14	75,000,000	74,982,375
Fairway Finance Co. LLC
0.180%, due 12/17/14	40,000,000	39,984,600
Gotham Funding Corp.
0.170%, due 10/10/14	35,000,000	34,998,512
0.170%, due 10/14/14	25,000,000	24,998,465
0.170%, due 12/08/14	25,000,000	24,991,972
Liberty Street Funding LLC
0.180%, due 12/03/14	22,000,000	21,993,070
LMA Americas LLC
0.150%, due 10/10/14	25,000,000	24,999,063
Manhattan Asset Funding Co. LLC
0.160%, due 10/03/14	40,000,000	39,999,644
0.170%, due 10/21/14	25,000,000	24,997,639

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
Old Line Funding LLC
0.190%, due 11/17/14	40,000,000	39,990,078
0.180%, due 11/19/14	35,000,000	34,991,425
0.190%, due 12/16/14	32,000,000	31,987,164
0.230%, due 01/06/15	35,000,000	34,978,310
Sheffield Receivables Corp.
0.180%, due 11/14/14	42,850,000	42,840,573
Thunder Bay Funding LLC
0.190%, due 11/24/14	50,000,000	49,985,750
0.220%, due 12/01/14	50,000,000	49,981,361
Versailles Commercial Paper LLC
0.204%, due 10/20/14[2]	50,000,000	50,000,000
Victory Receivables Corp.
0.150%, due 10/08/14	50,000,000	49,998,542
0.170%, due 10/14/14	40,000,000	39,997,544
Working Capital Management Co.
0.120%, due 10/09/14	37,198,000	37,197,008

		1,160,823,694

Banking-non-US — 8.31%
ASB Finance Ltd.
0.244%, due 10/23/14[2]	35,000,000	35,000,000
Barclays Bank PLC
0.230%, due 11/12/14	30,000,000	29,991,950
0.230%, due 11/24/14	65,000,000	64,977,575
Caisse Centrale Desjardins
0.140%, due 10/06/14	40,000,000	39,999,222
Commonwealth Bank of Australia
0.229%, due 10/17/14[2]	50,000,000	50,000,000
NRW Bank
0.110%, due 10/14/14	75,000,000	74,997,021
Oversea-Chinese Banking Corp. Ltd.
0.190%, due 10/08/14	25,000,000	24,999,076
Sumitomo Mitsui Banking Corp.
0.150%, due 10/14/14	25,000,000	24,998,646
0.200%, due 10/15/14	35,000,000	34,997,278
0.200%, due 12/19/14	40,000,000	39,982,444

		419,943,212

Banking-US — 5.44%
Bedford Row Funding Corp.
0.280%, due 10/09/14	25,000,000	24,998,445
BNP Paribas Finance, Inc.
0.060%, due 10/02/14	145,000,000	144,999,758
State Street Corp.
0.160%, due 12/09/14	55,000,000	54,983,133
0.200%, due 03/24/15	50,000,000	49,951,667

		274,933,003

Energy-integrated — 1.21%
CNPC Finance HK Ltd.
0.370%, due 10/16/14	31,000,000	30,995,221
0.380%, due 10/20/14	30,000,000	29,993,983

		60,989,204

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Finance-captive automotive — 1.19%
Toyota Motor Credit Corp.
0.210%, due 10/21/14	60,000,000	59,993,000

Finance-non-captive diversified — 2.77%
General Electric Capital Corp.
0.210%, due 01/05/15	45,000,000	44,974,800
0.200%, due 02/02/15	50,000,000	49,965,556
0.210%, due 03/04/15	45,000,000	44,959,575

		139,899,931

Insurance-life — 2.89%
MetLife Short Term Funding LLC
0.110%, due 10/06/14	55,000,000	54,999,160
0.130%, due 10/15/14	63,535,000	63,531,788
0.120%, due 11/03/14	27,264,000	27,261,001

		145,791,949

Insurance-personal & casualty — 1.01%
USAA Capital Corp.
0.060%, due 10/01/14	51,000,000	51,000,000

Total commercial paper (cost — $2,313,373,993)		2,313,373,993

Short-term corporate obligations — 3.07%
Banking-non-US — 1.58%
Barclays Bank PLC
0.360%, due 11/07/14[4]	50,000,000	50,000,000
Royal Bank of Canada
0.282%, due 10/07/14[2,3]	30,000,000	30,000,000

		80,000,000

Banking-US — 0.99%
Wells Fargo Bank N.A.
0.373%, due 12/22/14[2]	50,000,000	50,000,000

Supranational — 0.50%
International Bank for Reconstruction & Development
0.130%, due 10/01/14[2]	25,000,000	25,000,000

Total short-term corporate obligations (cost — $155,000,000)		155,000,000

Non-US government agency — 0.89%
Export Development Canada
0.140%, due 10/01/14[2,3] (cost — $45,000,000)	45,000,000	45,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — 7.54%
Repurchase agreement dated 09/30/14 with BNP Paribas Securities Corp. 0.000% due 10/01/14, collateralized by $1,365,000 Federal Home Loan Bank obligations, 3.290% due 07/29/24, $6,812,000 Federal Home Loan Mortgage Corp. obligations, 0.875% to 4.375% due 07/17/15 to 06/12/18 and $2,008,000 Federal National Mortgage Association obligations, 2.625% to 3.750% due 09/06/24 to 03/22/32; (value — $10,200,242); proceeds: $10,000,000	10,000,000	10,000,000
Repurchase agreement dated 09/30/14 with Federal Reserve Bank of New York, 0.000% due 10/01/14, collateralized by $119,527,200 US Treasury Note, 2.625% due 08/15/20; (value —$124,000,057); proceeds: $124,000,000	124,000,000	124,000,000
Repurchase agreement dated 09/30/14 with Goldman Sachs & Co., 0.010% due 10/01/14, collateralized by $21,250,000 Federal Home Loan Mortgage Corp. obligations, 0.875% due 10/14/16; (value — $21,420,738); proceeds: $21,000,006	21,000,000	21,000,000
Repurchase agreement dated 09/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.000% due 10/01/14, collateralized by $214,634,000 Federal National Mortgage Association obligations, 1.220% to 2.260% due 10/25/18 to 12/12/22; (value — $209,100,072); proceeds: $205,000,000	205,000,000	205,000,000
Repurchase agreement dated 09/30/14 with State Street Bank and Trust Co., 0.000% due 10/01/14, collateralized by $1,040,392 Federal Home Loan Mortgage Corp. obligations, 2.100% due 10/17/22; (value — $983,699); proceeds: $964,000	964,000	964,000
Repurchase agreement dated 09/30/14 with Toronto-Dominion Bank, 0.000% due 10/01/14, collateralized by $14,512,418 Federal Home Loan Mortgage Corp. obligations, 3.500% to 4.000% due 12/01/25 to 06/01/42 and $13,265,016 Federal National Mortgage Association obligations, 3.000% to 4.000% due 09/01/26 to 07/01/42; (value — $20,400,001); proceeds: $20,000,000	20,000,000	20,000,000

Total repurchase agreements (cost — $380,964,000)		380,964,000

Total investments (cost — $5,048,092,086 which approximates cost for federal income tax purposes) — 99.97%		5,048,092,086

Other assets in excess of liabilities — 0.03%		1,693,019
Net assets (applicable to 5,049,783,304 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		5,049,785,105

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,059,754,093	—	1,059,754,093
Time deposit	—	28,000,000	—	28,000,000
Certificates of deposit	—	1,066,000,000	—	1,066,000,000
Commercial paper	—	2,313,373,993	—	2,313,373,993
Short-term corporate obligations	—	155,000,000	—	155,000,000
Non-US government agency	—	45,000,000	—	45,000,000
Repurchase agreements	—	380,964,000	—	380,964,000

Total	—	5,048,092,086	—	5,048,092,086

At September 30, 2014, there were no transfers between Level 1 and Level 2.

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — September 30, 2014 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	74.8
Japan	6.3
France	4.6
Canada	3.9
United Kingdom	2.9
Australia	1.8
Germany	1.5
China	1.2
Finland	1.1
Netherlands	0.7
New Zealand	0.7
Singapore	0.5

Total	100.0

Weighted average maturity — 42 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.49% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid security as of September 30, 2014.

UBS RMA Money Market Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations — 69.15%
Federal Farm Credit Bank
0.140%, due 10/01/14[1]	50,000,000	50,000,000
0.280%, due 10/01/14[1]	50,000,000	50,002,708
0.130%, due 04/06/15[2]	15,000,000	14,989,871
0.110%, due 04/13/15[2]	40,000,000	39,976,289
Federal Home Loan Bank
0.102%, due 10/03/14[1]	25,000,000	24,999,847
0.070%, due 10/10/14[2]	25,000,000	24,999,562
0.010%, due 10/17/14[2]	339,000,000	338,998,493
0.047%, due 11/12/14[2]	110,000,000	109,993,968
0.080%, due 11/14/14[2]	45,000,000	44,995,600
0.120%, due 01/07/15	50,000,000	49,996,988
0.250%, due 01/16/15	27,500,000	27,509,847
0.095%, due 02/20/15[2]	10,000,000	9,996,253
0.120%, due 05/18/15[2]	40,000,000	39,969,467
0.170%, due 09/04/15[2]	50,000,000	49,920,194
Federal Home Loan Mortgage Corp. *
0.750%, due 11/25/14	50,000,000	50,046,243
0.170%, due 07/23/15[2]	43,000,000	42,940,099
Federal National Mortgage Association *
0.050%, due 10/01/14[2]	25,000,000	25,000,000
US Treasury Notes
0.500%, due 10/15/14	100,000,000	100,016,982
4.250%, due 11/15/14	23,000,000	23,116,028
0.250%, due 01/15/15	15,000,000	15,003,155

Total US government and agency obligations (cost — $1,132,471,594)		1,132,471,594

Repurchase agreements — 30.81%
Repurchase agreement dated 09/30/14 with BNP Paribas Securities Corp., 0.000% due 10/01/14, collateralized by $191,151,100 US Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/15 to 07/15/24; (value — $204,000,074); proceeds: $200,000,000	200,000,000	200,000,000
Repurchase agreement dated 09/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 10/07/14, collateralized by $90,460,300 US Treasury Bond, 5.000% due 05/15/37 and $55,444,000 US Treasury Inflation Index Bond, 2.375% due 01/15/25; (value — $204,000,085); proceeds: $200,000,389	200,000,000	200,000,000
Repurchase agreement dated 09/30/14 with State Street Bank and Trust Co., 0.000% due 10/01/14, collateralized by $4,981,794 Federal Home Loan Mortgage Corp. obligations, 2.100% due 10/17/22; (value — $4,710,326); proceeds: $4,616,000	4,616,000	4,616,000
Repurchase agreement dated 09/30/14 with Toronto-Dominion Bank, 0.000% due 10/01/14, collateralized by $22,817,000 US Treasury Bill, zero coupon due 08/20/15, $5,886,300 US Treasury Bonds, 3.625% to 6.125% due 08/15/29 to 02/15/44 and $71,771,000 US Treasury Notes, 0.625% to 3.250% due 05/31/16 to 10/31/19; (value — $102,000,028); proceeds: $100,000,000	100,000,000	100,000,000

Total repurchase agreements (cost — $504,616,000)		504,616,000

Total investments (cost — $1,637,087,594 which approximates cost for federal income tax purposes) — 99.96%		1,637,087,594

Other assets in excess of liabilities — 0.04%		701,756
Net assets (applicable to 1,637,767,923 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,637,789,350

UBS RMA Money Market Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — September 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,132,471,594	—	1,132,471,594
Repurchase agreements	—	504,616,000	—	504,616,000

Total	—	1,637,087,594	—	1,637,087,594

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 49 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations — 21.14%
Federal Home Loan Bank
0.010%, due 10/17/14[1]	40,000,000	39,999,822
0.010%, due 10/22/14[1]	11,300,000	11,299,934
0.095%, due 12/24/14[1]	15,000,000	14,996,675
0.120%, due 05/15/15[1]	20,000,000	19,984,933
Federal National Mortgage Association *
0.500%, due 07/02/15	6,000,000	6,013,573
US Treasury Notes
0.500%, due 10/15/14	22,000,000	22,003,736
2.375%, due 10/31/14	30,000,000	30,056,617
0.250%, due 09/30/15	4,000,000	4,004,306

Total US government and agency obligations (cost — $148,359,596)		148,359,596

Certificates of deposit — 21.38%
Banking-non-US — 12.97%
Bank of Nova Scotia
0.263%, due 10/20/14[2]	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 12/08/14	15,000,000	15,000,000
National Australia Bank Ltd.
0.232%, due 10/06/14[2]	5,000,000	5,000,000
Natixis
0.227%, due 10/03/14[2]	7,000,000	7,000,000
Nordea Bank Finland
0.290%, due 11/20/14	5,000,000	5,000,000
Norinchukin Bank Ltd.
0.140%, due 10/09/14	10,000,000	10,000,000
Oversea-Chinese Banking Corp. Ltd.
0.170%, due 10/31/14	5,000,000	5,000,000
Rabobank Nederland NV
0.284%, due 10/10/14[2]	4,000,000	4,000,000
Societe Generale
0.274%, due 10/31/14[2]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
0.150%, due 10/10/14	15,000,000	15,000,000
Swedbank AB
0.070%, due 10/01/14	15,000,000	15,000,000

		91,000,000

Banking-US — 8.41%
BMO Harris Bank NA
0.230%, due 02/11/15	5,000,000	5,000,000
Branch Banking & Trust Co.
0.150%, due 11/25/14	10,000,000	10,000,000
0.150%, due 01/06/15	8,000,000	8,000,000
Citibank N.A.
0.170%, due 10/02/14	8,000,000	8,000,000
0.170%, due 11/06/14	8,000,000	8,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	5,000,000	5,000,000

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
Wells Fargo Bank N.A.
0.210%, due 12/08/14	15,000,000	15,000,000

		59,000,000

Total certificates of deposit (cost — $150,000,000)		150,000,000

Commercial paper[1] — 44.75%
Asset backed-miscellaneous — 21.52%
Antalis US Funding Corp.
0.150%, due 10/10/14	14,000,000	13,999,475
Atlantic Asset Securitization LLC
0.130%, due 10/02/14	10,000,000	9,999,964
0.120%, due 10/10/14	10,000,000	9,999,700
CAFCO LLC
0.180%, due 12/18/14	7,000,000	6,997,270
Cancara Asset Securitisation LLC
0.130%, due 10/06/14	7,000,000	6,999,874
Gotham Funding Corp.
0.140%, due 10/07/14	13,000,000	12,999,697
Liberty Street Funding LLC
0.130%, due 10/24/14	18,000,000	17,998,505
Manhattan Asset Funding Co. LLC
0.190%, due 10/06/14	10,000,000	9,999,736
Old Line Funding LLC
0.220%, due 10/15/14	9,000,000	8,999,230
Regency Markets No. 1 LLC
0.140%, due 10/15/14	10,000,000	9,999,455
0.140%, due 10/20/14	8,000,000	7,999,409
Sheffield Receivables Corp.
0.160%, due 11/03/14	15,000,000	14,997,800
Victory Receivables Corp.
0.150%, due 10/08/14	10,000,000	9,999,708
Working Capital Management Co.
0.140%, due 10/20/14	10,000,000	9,999,261

		150,989,084

Banking-non-US — 4.56%
ASB Finance Ltd.
0.244%, due 10/23/14[2]	5,000,000	5,000,000
Caisse Centrale Desjardins
0.175%, due 10/14/14	7,000,000	6,999,558
NRW Bank
0.110%, due 10/14/14	15,000,000	14,999,404
Sumitomo Mitsui Banking Corp.
0.150%, due 10/14/14	5,000,000	4,999,729

		31,998,691

Banking-US — 2.85%
Bedford Row Funding Corp.
0.280%, due 10/09/14	5,000,000	4,999,689

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-US — (concluded)
Natixis US Finance Co. LLC
0.020%, due 10/01/14	15,000,000	15,000,000

		19,999,689

Energy-integrated — 2.56%
CNPC Finance HK Ltd.
0.370%, due 10/16/14	10,000,000	9,998,458
0.350%, due 10/21/14	8,000,000	7,998,445

		17,996,903

Entertainment — 1.43%
Walt Disney Co.
0.040%, due 10/17/14	10,000,000	9,999,822

Finance-captive automotive — 2.85%
Toyota Motor Credit Corp.
0.210%, due 10/21/14	5,000,000	4,999,416
0.130%, due 11/25/14	15,000,000	14,997,021

		19,996,437

Finance-non-captive diversified — 2.28%
General Electric Capital Corp.
0.210%, due 01/05/15	8,000,000	7,995,520
0.200%, due 02/02/15	8,000,000	7,994,489

		15,990,009

Insurance-life — 4.28%
MetLife Short Term Funding LLC
0.100%, due 10/28/14	10,000,000	9,999,250
Prudential Funding LLC
0.080%, due 10/02/14	20,000,000	19,999,956

		29,999,206

Retail-discount — 2.42%
Wal-Mart Stores, Inc.
0.030%, due 10/20/14	17,000,000	16,999,731

Total commercial paper (cost — $313,969,572)		313,969,572

Short-term corporate obligation — 1.85%
Banking-non-US — 1.85%
Barclays Bank PLC
0.360%, due 11/07/14[3] (cost — $13,000,000)	13,000,000	13,000,000

Non-US government agency — 0.71%
Export Development Canada
0.140%, due 10/01/14[2,4] (cost — $5,000,000)	5,000,000	5,000,000

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — 10.14%
Repurchase agreement dated 09/30/14 with Barclays Capital, Inc., 0.000% due 10/01/14, collateralized by $25,648,300 US Treasury Note, 2.125% due 09/30/21; (value — $25,500,027); proceeds: $25,000,000	25,000,000	25,000,000
Repurchase agreement dated 09/30/14 with Goldman Sachs & Co., 0.010% due 10/01/14, collateralized by $43,286,000 Federal Home Loan Mortgage Corp. obligations, 5.625% due 11/23/35; (value — $46,410,546); proceeds: $45,500,013	45,500,000	45,500,000
Repurchase agreement dated 09/30/14 with State Street Bank and Trust Co., 0.000% due 10/01/14, collateralized by $677,766 Federal Home Loan Mortgage Corp. obligations, 2.100% due 10/17/22; (value — $640,833); proceeds: $628,000	628,000	628,000

Total repurchase agreements (cost — $71,128,000)		71,128,000

Total investments (cost — $701,457,168 which approximates cost for federal income tax purposes) — 99.97%		701,457,168

Other assets in excess of liabilities — 0.03%		214,372
Net assets (applicable to 701,669,717 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		701,671,540

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	148,359,596	—	148,359,596
Certificates of deposit	—	150,000,000	—	150,000,000
Commercial paper	—	313,969,572	—	313,969,572
Short-term corporate obligation	—	13,000,000	—	13,000,000
Non-US government agency	—	5,000,000	—	5,000,000
Repurchase agreements	—	71,128,000	—	71,128,000

Total	—	701,457,168	—	701,457,168

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — September 30, 2014 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	71.6
Japan	9.3
United Kingdom	4.7
China	2.6
Sweden	2.2
Canada	2.1
Germany	2.1
France	2.0
Australia	0.7
Finland	0.7
New Zealand	0.7
Singapore	0.7
Netherlands	0.6

Total	100.0

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 35 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Illiquid security as of September 30, 2014.
[4]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.71% of net assets as of September 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS RMA Money Fund, Inc.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 28, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 28, 2014